SUBSEQUENT EVENTS (Details) ¥ in Thousands	Mar. 13, 2018 $ / shares	Mar. 13, 2018 CNY (¥)	Mar. 07, 2017 $ / shares	Dec. 31, 2015 CNY (¥)
SUBSEQUENT EVENTS
Annual dividend declared (in dollars per share) | $ / shares			$ 0.04
Dividend payable | ¥				¥ 126,880
Subsequent events
SUBSEQUENT EVENTS
Annual dividend declared (in dollars per share) | $ / shares	$ 0.02
Dividend payable | ¥		¥ 178,000